Stockholders' (Deficiency)/Equity (Details Narrative) (USD $)	6 Months Ended		12 Months Ended	213 Months Ended	219 Months Ended										6 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2013	Jan. 31, 2014	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2014 Various Consultants	Jan. 31, 2014 Employee Compensation	Jan. 31, 2014 Series E Convertible Preferred Stock	Jan. 15, 2014 Series E Convertible Preferred Stock	Jan. 31, 2014 Make-Whole Dividend Payments	Jan. 31, 2014 Upon Exercise Of Warrants	Jan. 31, 2014 Upon Exercise Of Options	Jan. 31, 2014 Executives, Directors, Employees	Jan. 31, 2014 Warrant Expiration Date 31 March 2016	Jul. 31, 2013 Warrant Expiration Date 31 March 2016	Jan. 31, 2014 Warrant Expiration Date 11 July 2016	Jul. 31, 2013 Warrant Expiration Date 11 July 2016	Jan. 31, 2014 Warrant Expiration Date 30 September 2016	Jul. 31, 2013 Warrant Expiration Date 30 September 2016	Jan. 31, 2014 Warrant Expiration Date 1 February 2017	Jul. 31, 2013 Warrant Expiration Date 1 February 2017	Jan. 31, 2014 Warrant Expiration Date 10 August 2017	Jul. 31, 2013 Warrant Expiration Date 10 August 2017	Jan. 31, 2014 Warrant Expiration Date 12 December 2017	Jul. 31, 2013 Warrant Expiration Date 12 December 2017	Jan. 31, 2014 Warrant Expiration Date 17 June 2018	Jul. 31, 2013 Warrant Expiration Date 17 June 2018	Jan. 31, 2014 Total Warrants	Jan. 31, 2014 Board Approved Equity Program	Jul. 31, 2013 Board Approved Equity Program	Jan. 31, 2014 Approved In Good Faith	Jul. 31, 2013 Approved In Good Faith
Common stock issued, or committed to issue, Shares	696,050,476		580,329,160	580,329,160	696,050,476	354,161,297		1,233,334	4,333,333	30,166,666		5,201,739	70,732,022	526,306																	5,608,926	5,608,926	11,217,852	11,217,853
Common stock issued, or committed to issue, Amount	$ 696,050		$ 580,329	$ 580,329	$ 696,050	$ 354,161		$ 77,000	$ 130,000		$ 26,666,668		$ 2,121,961
Common stock, value per share	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.03	$ 0.03				$ 0.03	$ 0.001
Common stock, value per share (Maximum)								$ 0.15
Conversion of shares of Series E, Convertible Preferred Stock										905
Additional value or warrant exercised													2,039,599
Charge to operations, stock option expense				4,011,938	4,011,938										5,365
Repayment of deferred salaries	257,505				257,505
Cash proceeds														526
Outstanding warrants, weighted average exercise price	$ 0.09		$ 0.089
Outstanding warrants, weighted average remaining life (in years)	3 years 15 days		3 years 3 months 21 days
Number of shares to be purchased			238,229,939	238,229,939		55,148,530	80,234,017									69,516,756	102,016,744	1,175,227	2,508,560	27,272,720	27,272,720	5,675,227	7,500,000	4,999,999	16,389,512	8,324,144	24,166,666	34,166,669	40,833,335	26,666,668
Number of shares to be purchased, exercise price	$ 0.03		$ 0.03	$ 0.03	$ 0.03	$ 0.15										$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Percentage of common stock issued and outstanding																															5.00%	5.00%	10.00%	10.00%
Estimated value of warrants	26,666,668		5,234,293
Increase in equity	$ 237,566				$ 237,566